Capital Stock - Additional Information (Detail)		1 Months Ended				3 Months Ended	12 Months Ended
	Feb. 18, 2014 shares	Nov. 30, 2015 shares	May. 31, 2015 $ / shares	Mar. 31, 2015 USD ($) $ / Equity shares	Jan. 31, 2015 USD ($) $ / shares $ / Equity shares	Mar. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) Vote / shares $ / shares shares	Dec. 31, 2014 $ / shares shares	May. 19, 2014 shares	Feb. 17, 2014 shares
Common Stock Capital Shares Reserved For Future Issuance [Line Items]
Fair value of common stock | $							$ 191,000
Reverse stock split	100
Common stock authorized	500,000,000					500,000,000	500,000,000	500,000,000		150,000,000
Preferred stock par value						5,000,000	5,000,000	5,000,000
Preferred stock par value | $ / shares						$ 0.001	$ 0.001	$ 0.001
Preferred stock outstanding							0
Units issued				5,000,000
Sales price per unit | $ / Equity				0.20
Aggregate purchase price | $				$ 950,000
Finders fee and issuance costs | $				$ 50,000
Number of common stock included in equity unit				1
Number of warrants issued							52,106,497	2,659,417
Number of warrants exercised							37,079,990
Proceeds from warrants exercised | $							$ 9,219,998
Stock based compensation cost | $							$ 945,000
Share based compensation recognized period							1 year 10 months 10 days
Consulting Agreements [Member]
Common Stock Capital Shares Reserved For Future Issuance [Line Items]
Fair value of common stock | $						$ 100,000
Common shares issued						100,000
Chief Executive Officer, President and Chairman [Member]
Common Stock Capital Shares Reserved For Future Issuance [Line Items]
Shares granted		300,000
Fair value of common stock | $							$ 200,000
Seriesa Warrant [Member]
Common Stock Capital Shares Reserved For Future Issuance [Line Items]
Number of securities callable by each warrant or right warrants				1
Exercise price of warrants | $ / shares			$ 0.10				$ 0.10
Number of warrants exercised							4,820,000
Proceeds from warrants exercised | $							$ 482,000
Series B Warrant [Member]
Common Stock Capital Shares Reserved For Future Issuance [Line Items]
Number of securities callable by each warrant or right warrants				1
Exercise price of warrants | $ / shares			$ 0.20				$ 0.20
Replacement of warrants			2.00%
Number of warrants issued							12,320,000
Number of warrants exercised							24,639,995
Proceeds from warrants exercised | $							$ 4,928,000
Series C Warrant [Member]
Common Stock Capital Shares Reserved For Future Issuance [Line Items]
Number of securities callable by each warrant or right warrants				1
Exercise price of warrants | $ / shares			$ 0.50				$ 0.50
Replacement of warrants			2.00%
Number of warrants issued							12,320,000
Number of warrants exercised							7,620,000
Proceeds from warrants exercised | $							$ 3,810,000
Series D Warrant [Member]
Common Stock Capital Shares Reserved For Future Issuance [Line Items]
Number of securities callable by each warrant or right warrants				1
Series E Warrant [Member]
Common Stock Capital Shares Reserved For Future Issuance [Line Items]
Number of securities callable by each warrant or right warrants				1
Subsequent Warrant Issuance [Member]
Common Stock Capital Shares Reserved For Future Issuance [Line Items]
Class of warrant or right, number of securities called by warrants or rights				125,000	366,000
Finders fee, Percentage				3.50%	7.00%
Series A B and C Warrants [Member]
Common Stock Capital Shares Reserved For Future Issuance [Line Items]
Derivative liabilities | $							16,835,000
2014 Omnibus Stock Option Plan [Member]
Common Stock Capital Shares Reserved For Future Issuance [Line Items]
Number of shares reserved for issuance		7,000,000							5,000,000
January and March 2015 Share Purchase Warrants [Member]
Common Stock Capital Shares Reserved For Future Issuance [Line Items]
Derivative liabilities | $							$ 9,313,000
Contractual term (years)							5 years
Volatility (annual)							158.00%
Risk-free rate							1.20%
Unregistered Common Stock [Member]
Common Stock Capital Shares Reserved For Future Issuance [Line Items]
Shares granted		315,000
May 2015 Restructuring [Member]
Common Stock Capital Shares Reserved For Future Issuance [Line Items]
Derivative liabilities | $							$ 6,133,000
Contractual term (years)							2 years 5 months 16 days
Volatility (annual)							141.00%
Risk-free rate							1.50%
Private Placement [Member]
Common Stock Capital Shares Reserved For Future Issuance [Line Items]
Units issued					7,320,000
Sales price per unit | $ / Equity					0.20
Aggregate purchase price | $					$ 1,250,000
Finders fee and issuance costs | $					$ 214,000
Number of common stock included in equity unit					1
Private Placement [Member] | Seriesa Warrant [Member]
Common Stock Capital Shares Reserved For Future Issuance [Line Items]
Number of securities callable by each warrant or right warrants					1
Exercise price of warrants | $ / shares					$ 1.50
Warrant expiration period					5 years
Private Placement [Member] | Series B Warrant [Member]
Common Stock Capital Shares Reserved For Future Issuance [Line Items]
Number of securities callable by each warrant or right warrants					1
Exercise price of warrants | $ / shares					$ 0.40
Warrant expiration period					6 months
Private Placement [Member] | Series C Warrant [Member]
Common Stock Capital Shares Reserved For Future Issuance [Line Items]
Number of securities callable by each warrant or right warrants					1
Exercise price of warrants | $ / shares					$ 1.00
Warrant expiration period					5 years
Private Placement [Member] | Series D Warrant [Member]
Common Stock Capital Shares Reserved For Future Issuance [Line Items]
Number of securities callable by each warrant or right warrants					1
Exercise price of warrants | $ / shares					$ 0.75
Warrant expiration period					5 years
Private Placement [Member] | Series E Warrant [Member]
Common Stock Capital Shares Reserved For Future Issuance [Line Items]
Number of securities callable by each warrant or right warrants					1
Exercise price of warrants | $ / shares					$ 1.25
Warrant expiration period					5 years
Series B Preferred Stock [Member]
Common Stock Capital Shares Reserved For Future Issuance [Line Items]
Preferred stock par value						1,500,000	1,500,000	1,500,000
Preferred stock par value | $ / shares						$ 0.001	$ 0.001	$ 0.001
Conversion of shares into common stock							7
Reverse stock split							1100 reverse stock split
Voting right | Vote / shares							1,000
Preferred stock outstanding						0	0	0
Series A Preferred Stock [Member]
Common Stock Capital Shares Reserved For Future Issuance [Line Items]
Preferred stock par value						1,250,000	1,250,000	1,250,000
Preferred stock par value | $ / shares						$ 0.001	$ 0.001	$ 0.001
Conversion of shares into common stock							5
Reverse stock split							1100 reverse stock split
Preferred stock outstanding						0	0	0